Summary of Significant Accounting Policies (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary of Significant Accounting Policies [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Change on Net Income			$ 169
Supplemental cash flow information - Noncash activities
Trading assets retained from securitizations of MHFS				$ 52,435	$ 72,399	$ 46,291
Transfers from loans to MHFS				5,500	6,894	9,205
Transfers from available-for-sale to held-to-maturity securities				$ 50,405	$ 4,161	4,972
Private Forward Repurchase Transaction [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock repurchased, shares	14.7	9.2		89.0	56.0
Private forward repurchase contract				$ 0	$ 750	500
Collaborative Arrangement [Member] | Product Concentration Risk [Member] | Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage				1.00%
Loans [Member]
Supplemental cash flow information - Noncash activities
Deconsolidation, Reverse Mortgages Sold				$ 0	3,807	0
Long-term debt [Member]
Supplemental cash flow information - Noncash activities
Deconsolidation, Reverse Mortgages Sold				0	$ 3,769	$ 0
Retained Earnings [Member]
Summary of Significant Accounting Policies [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification				(381)
Other Comprehensive Income Location [Domain]
Summary of Significant Accounting Policies [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification			(163)	$ 168
Income Before Tax [Member]
Summary of Significant Accounting Policies [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Change on Net Income			$ 242